Organization and operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and operations
Organization and operations
The Company
Flex Pharma Inc. (the “Company”) is a biotechnology company that was previously focused on developing innovative and proprietary treatments for muscle cramps, spasms and spasticity associated with severe neurological conditions. In June 2018, the Company announced that it was ending the Company's ongoing Phase 2 clinical trials of the Company's lead drug product candidate, FLX-787, in patients with motor neuron disease, or MND, primarily with amyotrophic lateral sclerosis, or ALS, and in patients with Charcot-Marie-Tooth disease, or CMT, due to oral tolerability concerns observed in both studies. The wind-down of the activities associated with these studies was completed in the third quarter of 2018.
In 2016, the Company launched its consumer product, HOTSHOT®, to prevent and treat exercise-associated muscle cramps, or EAMCs. The Company continues to market and sell HOTSHOT to endurance athletes who drink it before, during and after exercise to prevent and treat EAMCs.
In June 2018, the Company initiated a process to explore a range of strategic alternatives for enhancing stockholder value, including the potential sale or merger of the Company. Wedbush PacGrow was engaged to act as its strategic financial advisor at that time. The Company also announced the restructuring of its organization to reduce the Company's cost structure. In connection with the restructuring plan, the Company reduced its workforce by approximately 60%, with the reduction completed as of September 30, 2018.
Following an extensive process of evaluating strategic alternatives for the Company, including identifying and reviewing potential candidates for a strategic acquisition or other transaction, on January 3, 2019, the Company entered into an Agreement and Plan of Merger, or the Merger Agreement, with Salarius Pharmaceuticals, LLC, or Salarius, under which the privately-held Salarius will merge with a wholly-owned subsidiary of the Company. If the merger is completed, the business of Salarius will continue as the business of the combined company.
The Company operates as two reportable segments, Consumer Operations and Drug Development. See Note 16 for additional discussion and information on the Company's reportable segments.
Liquidity
The Company has incurred an accumulated deficit of $132,961,275 from February 26, 2014 (inception) through December 31, 2018. The Company had cash and cash equivalents of $9,829,624 at December 31, 2018. The Company's operating plan assumes limited research and development activities and that the Consumer Operations segment will continue to sell HOTSHOT.
In the event that the Company does not complete the merger with Salarius, the Company (i) may elect to pursue a dissolution and liquidation of the Company, (ii) pursue another strategic transaction or (iii) may continue to market HOTSHOT and operate its consumer business. If the Company dissolves and liquidates, the Company's common stockholders may lose their entire investment. The amount of assets available for distribution to the Company's stockholders will depend heavily on the timing of such liquidation as well as the amount of cash that will be needed for commitments and contingent liabilities.
Based on the Company's operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to allow the Company to fund its current operating plan for at least 12 months from the date the financial statements are issued.
The Company cannot predict the outcome of the merger or whether and to what extent it will resume drug development activities for FLX-787 or other drug product candidates and to what extent it will promote and sell HOTSHOT or other consumer products in the future. Accordingly, it is difficult to predict future cash needs. Management does expect the Company to incur losses for the foreseeable future. The Company's ability to achieve profitability in the future is dependent upon achieving a level of revenues adequate to support the Company's cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. If the Company raises funds through the sale of equity or convertible debt securities, the issuance of those securities could result in substantial dilution of the stockholders' ownership in the Company. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, or at all.